Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Operations
Net sales	¥ 99,634	¥ 53,225	¥ 76,652
Cost of sales	51,164	27,297	56,837
Gross profit	48,470	25,928	19,815
Research and development expenses	21,197	17,896	23,713
Selling, general and administrative expenses	21,162	19,671	31,771
Restructuring and impairment charges			13,788
Operating income (loss)	6,111	(11,639)	(49,457)
Other income (expense):
Interest and dividend income	326	579	2,157
Interest expense	(3)	(4)	(11)
Impairment losses on investment securities	(512)	(316)	(3,510)
Other, net	(371)	1,454	(1,940)
Total other income (expense)	(560)	1,713	(3,304)
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	5,551	(9,926)	(52,761)
Income taxes	2,352	1,457	21,994
Equity in earnings (loss) of affiliated company	(36)	(71)	(147)
Net income (loss)	¥ 3,163	¥ (11,454)	¥ (74,902)
Net income (loss) per share:
Basic	¥ 18.03	¥ (64.09)	¥ (419.09)
Diluted	¥ 18.03	¥ (64.09)	¥ (419.09)